Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred shares, par value per share	$ 0.001	$ 0.001
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, outstanding
Preferred shares, issued
Ordinary shares, par value per share	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	2,576,415	2,576,415
Ordinary shares, shares outstanding	2,576,415	2,576,415